2018 REGISTERED DIRECT OFFERING - Fair value of derivative (Details) - Fair Value, Inputs, Level 3 [Member] - Registered Direct Offering 2018 [Member] - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Beginning balance at beginning of year	$ 748,275	$ 748,275	$ 1,917,348
Issuances	0	0	0
Adjustments to estimated fair value	0	0	(1,169,073)
Ending balance at end of year	$ 748,275	$ 748,275	$ 748,275